SHARE-BASED PAYMENTS - RSU and PSU Activity (Details)	12 Months Ended
	Mar. 31, 2020 shares	Mar. 31, 2019 shares
Restricted Share Unit Plan (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year (in shares)	1,570,063	1,688,664
Units granted (in shares)	149,477	148,670
Units cancelled (in shares)	(16,207)	(11,010)
Units redeemed (in shares)	(228,928)	(268,836)
Dividends paid in units (in shares)	16,198	12,575
Units outstanding, end of year (in shares)	1,490,603	1,570,063
Units vested, end of year (in shares)	1,391,195	1,462,052
Performance Share Unit Plan (PSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year (in shares)	1,141,200	1,230,717
Units granted (in shares)	730,352	756,386
Units cancelled (in shares)	(41,991)	(25,491)
Units redeemed (in shares)	(852,688)	(820,412)
Units outstanding, end of year (in shares)	976,873	1,141,200
Units vested, end of year (in shares)	758,209	876,095